EARNINGS PER SHARE (Details) - USD ($) shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Earnings Per Share [Abstract]
Net income attributable to the Company	$ 7,641	$ 93,218
Weighted average number of ordinary shares (in shares)	169,809	156,387